Related Party and Other Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Other Party-in-Interest Transactions

6. Related Party and Other Party-in-Interest Transactions

Certain Plan investments are shares of mutual funds, money market funds, self-directed brokerage accounts and collective trust funds managed by the Trustee, notes receivable from participants and shares of the Corporation’s common stock; and, therefore, these transactions qualify as party-in-interest transactions.